Consolidated statement of changes in equity - USD ($) $ in Millions		Total		Total share- holders’ equity		Called up share capital and share premium	Other equity instru- ments	Retained earnings		Financial assets at FVOCI reserve	Cash flow hedging reserve	Foreign exchange reserve	Merger and other reserves		Non- controlling interests
Equity beginning of period at Dec. 31, 2020		$ 204,995		$ 196,443		$ 24,624	$ 22,414	$ 140,572		$ 1,816	$ 457	$ (20,375)	$ 26,935		$ 8,552
Profit for the period		8,422		7,949				7,949							473
Other comprehensive expense for the period, net of tax		(2,725)		(2,664)				(337)		(1,629)	(234)	(464)			(61)
– debt instruments at fair value through other comprehensive income		(1,368)		(1,351)						(1,351)					(17)
– equity instruments designated at fair value through other comprehensive income		(348)		(278)						(278)					(70)
– cash flow hedges		(238)		(234)							(234)				(4)
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		155		155				155
– remeasurement of defined benefit asset/liability		(747)		(762)				(762)							15
– share of other comprehensive income of associates and joint ventures		104		104				104
– effects of hyperinflation		166		166				166
– exchange differences		(449)		(464)								(464)			15
Total comprehensive (expense)/income for the period		5,697		5,285				7,612		(1,629)	(234)	(464)			412
Shares issued under employee remuneration and share plans		17		17		352		(335)
Dividends to shareholders		(4,121)		(3,732)			(666)	(3,732)							(389)
Redemption of securities	[1]	(2,000)		(2,000)			(2,000)
Cost of share-based payment arrangements		254		254				254
Other movements		(74)		(45)				(48)		3					(29)
Capital securities issued	[2]	1,996		1,996			2,000	(4)
Equity end of period at Jun. 30, 2021		206,764		198,218		24,976	22,414	144,319		190	223	(20,839)	26,935		8,546
Profit for the period		6,271		5,968				5,968							303
Other comprehensive expense for the period, net of tax		(2,242)		(2,178)				998		(826)	(420)	(1,930)			(64)
– debt instruments at fair value through other comprehensive income		(771)		(754)						(754)					(17)
– equity instruments designated at fair value through other comprehensive income		(98)		(72)						(72)					(26)
– cash flow hedges		(426)		(420)							(420)				(6)
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		376		376				376
– remeasurement of defined benefit asset/liability		473		474				474							(1)
– share of other comprehensive income of associates and joint ventures		(1)		(1)				(1)
– effects of hyperinflation		149		149				149
– exchange differences		(1,944)		(1,930)								(1,930)			(14)
Total comprehensive (expense)/income for the period		4,029		3,790				6,966		(826)	(420)	(1,930)			239
Shares issued under employee remuneration and share plans		1		1		2		(1)
Dividends to shareholders		(2,262)		(2,058)				(2,058)							(204)
Cost of share-based payment arrangements		213		213				213
Cancellation of shares	[3]	(2,004)		(2,004)		(60)		(2,004)					60
Other movements		36		90				88		2					(54)
Transfer		0	[1]	0	[1]			(3,065)	[4]				3,065	[4]
Equity end of period at Dec. 31, 2021		206,777		198,250		24,918	22,414	144,458		(634)	(197)	(22,769)	30,060		8,527
Profit for the period		9,215		8,915				8,915							300
Other comprehensive expense for the period, net of tax		(12,699)		(12,535)				2,637		(4,723)	(2,035)	(8,414)			(164)
– debt instruments at fair value through other comprehensive income		(4,907)		(4,844)						(4,844)					(63)
– equity instruments designated at fair value through other comprehensive income		158		121						121					37
– cash flow hedges		(2,063)		(2,035)							(2,035)				(28)
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		2,263		2,263				2,263
– remeasurement of defined benefit asset/liability		95		98				98							(3)
– share of other comprehensive income of associates and joint ventures		(141)		(141)				(141)
– effects of hyperinflation		417		417				417
– exchange differences		(8,521)		(8,414)								(8,414)			(107)
Total comprehensive (expense)/income for the period		(3,484)		(3,620)				11,552		(4,723)	(2,035)	(8,414)			136
Shares issued under employee remuneration and share plans		0		0		65		(65)
Dividends to shareholders		(4,497)		(4,202)			(626)	(4,202)							(295)
Redemption of securities		(723)		(723)			(723)
Cost of share-based payment arrangements		177		177				177
Cancellation of shares	[3]	(1,000)		(1,000)		(133)		(1,000)					133
Other movements		(560)		(500)				(503)		3					(60)
Equity end of period at Jun. 30, 2022		$ 196,690		$ 188,382		$ 24,850	$ 21,691	$ 150,417		$ (5,354)	$ (2,232)	$ (31,183)	$ 30,193		$ 8,308

[1]	During 2021, HSBC Holdings redeemed $2,000m 6.875% perpetual subordinated contingent convertible securities.
[2]	In 2021, HSBC Holdings issued $2,000m of additional tier 1 instruments on which there were $4m of external issue costs.
[3]	HSBC announced a share buy-back of $2.0bn in 2021 which was completed in April 2022. Additionally, HSBC announced a share buy-back of up to $1.0bn in February 2022, which concluded on 28 July 2022. At 30 June 2022, 264,942,444 ordinary shares had been purchased and cancelled, representing a nominal value of $133m, which has been transferred from share capital to capital redemption reserve within merger and other reserves.
[4]	Permitted transfers from the merger reserve to retained earnings were made when the investment in HSBC Overseas Holdings (UK) Limited was previously impaired.